UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4632

European Equity Fund, Inc.

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Document: 06-20694-1.da

Page: 6

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2006 (unaudited)

Shares	Description	Value
INVESTMENTS IN GERMAN SECURITIES – 22.4%
COMMON STOCKS – 21.4%
AUTOMOBILES – 2.1%
59,000	DaimlerChrysler AG	$2,947,178
CHEMICALS – 1.0%
17,200	K + S	1,377,823
CONSTRUCTION MATERIALS – 1.0%
40,000	Demag Crones AG	1,368,900
ELECTRIC UTILITIES – 1.9%
22,000	E.ON AG	2,606,690
ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.8%
17,000	Wincor Nixdorf	2,470,421
INDUSTRIAL CONGLOMERATES – 1.8%
28,100	Siemens AG	2,450,432
INDUSTRIAL GASES – 2.0%
29,000	Linde AG	2,730,715
PHARMACEUTICALS – 1.7%
22,000	Merck KGAA	2,331,744
REAL ESTATE – 2.8%
62,500	Hypo Real Estate Holding	3,897,563
SOFTWARE – 2.8%
20,000	SAP AG	3,964,740
TEXTILES, APPAREL & LUXURY GOODS – 2.5%
73,400	Adidas Salomon AG	3,451,580
Total Common Stocks (cost $18,183,411)	29,597,786
PREFERRED STOCKS – 1.0%
HEALTHCARE PROVIDERS & SERVICES – 1.0%
8,000	Fresenius AG (Cost $783,785)	1,427,002

Total Investments in German Securities (cost $18,967,196)           31,024,788

Shares	Description	Value
INVESTMENTS IN AUSTRIAN COMMON STOCKS – 3.1%
COMMERCIAL BANKS — 1.0%
21,750	Wiener Staedt Vers.	$1,364,622
CONSTRUCTION MATERIALS – 1.0%

28,300	Wienerberger AG	1,334,732
INSURANCE – 1.1%
50,000	Uniqa Versicherungen AG†	1,584,375

Total Investments in Austrian Common Stocks (cost $3,789,263)              4,283,729

INVESTMENTS IN DUTCH COMMON STOCKS – 1.0%
FOOD & STAPLES RETAILING – 1.0%
30,169	Koninklijke Numico NV* (Cost $1,266,180)
1,357,492
INVESTMENTS IN FRENCH COMMON STOCKS – 31.8%
AIRLINES – 1.7%
40,000	Zodiac SA*	2,371,746
BEVERAGES – 2.4%
15,800	Pernod-Ricard	3,286,349
CONSTRUCTION MATERIALS – 2.6%
50,000	Compagnie De Saint-Gobain	3,625,050
ENERGY EQUIPMENT & SERVICES – 1.0%
8,000	Cie Fen de Geophysiq†	1,229,982
INDUSTRIAL CONGLOMERATES – 1.7%
20,000	Neopost SA	2,385,435
INSURANCE – 4.5%
138,100	Axa	5,090,214
12,000	CNP Assurances	1,163,565
6,253,779

Page: 7

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2006 (unaudited) (continued)

Shares	Description	Value
METALS & MINING – 2.3%
13,500	Vallourec	$3,146,759
NATIONAL COMMERCIAL BANKS – 4.6%
40,000	Societe Generale	6,362,850
OIL, GAS & CONSUMABLE FUELS – 4.2%
89,600	Total SA	5,877,144
PHARMACEUTICALS – 3.7%
58,000	Sanofi-Aventis	5,160,753
SPECIALTY RETAIL – 1.5%
20,700	Essilor International	2,118,658
TEXTILES, APPAREL & LUXURY GOODS – 1.6%
22,000	LVMH Moet Hennessy Loui V Sa	2,265,656

Total Investments in French Common Stocks (cost $38,592,527)  44,084,161

INVESTMENTS IN SWEDISH COMMON STOCKS – 1.9%
COMMUNICATIONS EQUIPMENT – 1.9%
740,000	Ericsson (Cost $2,455,165)	2,566,883
INVESTMENTS IN ITALIAN COMMON STOCKS – 11.5%
COMMERCIAL BANKS – 7.9%
630,000	Banca Intesa SPA	4,144,345
60,000	Banca Italease	2,958,345
468,000	Capitalia SPA	3,876,497
10,979,187
DIVERSIFIED FINANCIAL SERVICES – 1.0%
190,000	Mediolanum SPA†	1,411,235
ENERGY EQUIPMENT & SERVICES – 1.0%
59,000	Saipem	1,281,024
HEALTHCARE PROVIDERS & SERVICES – 1.0%
170,000	Amplifon SPA	1,335,945

Shares	Description	Value
INSURANCE – 0.6%
150,000	Ergo Previdenza SPA†	$880,279

Total Investments in Italian Common Stocks (cost $10,870,261)   15,887,670

INVESTMENTS IN SWISS COMMON STOCKS – 4.2%
DIVERSIFIED CONSUMER SERVICES – 1.7%
2,400	SGS SA	2,411,492
NATIONAL COMMERCIAL BANKS – 1.4%
34,000	Credit Suisse Group	1,963,208
TEXTILES, APPAREL & LUXURY GOODS – 1.1%
30,000	Cie Finance Richemont	1,441,341

Total Investments in Swiss Common Stocks (cost $5,259,844)       5,816,041

INVESTMENTS IN FINNISH COMMON STOCKS – 4.1%
ELECTRIC UTILITIES – 1.3%
66,000	Fortum OYJ	1,757,592
MACHINERY – 1.5%
57,000	METSO OYJ	2,096,622
PAPER MILLS – 1.3%
75,000	UPM-Kymene OYJ	1,781,471

Total Investments in Finnish Common Stocks (Cost $5,430,313)  5,635,685

Page: 8

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2006 (unaudited) (continued)

Shares	Description	Value
INVESTMENTS IN SPANISH COMMON STOCKS — 4.5%
COMMUNICATIONS EQUIPMENT – 1.4%
90,000	Indra Sistemas SA	$1,957,527
DIVERSIFIED TELECOMMUNICATIONS – 3.1%
250,000	Telefonica S.A.	4,331,681

Total Investments in Spanish Common Stocks (cost $5,872,126)  6,289,208

INVESTMENTS IN NORWEGIAN COMMON STOCKS – 1.9%
OIL, GAS & CONSUMABLE FUELS – 1.9%
114,000	Statoil ASA (cost $4,950,095)	2,698,955
INVESTMENTS IN LUXEMBOURG COMMON STOCKS – 0.9%
ENERGY EQUIPMENT & SERVICES – 0.9%
71,000	Acergy SA (Cost $733,396)	1,215,063
INVESTMENTS IN BELGIAN COMMON STOCKS – 1.6%
METALS & MINING – 1.6%
15,000	Umicore (Cost $1,828,962)	2,218,759
INVESTMENTS IN GREEK COMMON STOCKS – 4.1%
COMMERCIAL BANKS – 1.2%
51,600	EFG Eurobank	1,580,136
DIVERSIFIED FINANCIAL SERVICES – 1.0%
85,000	Hellenic Exchanges SA	1,346,718

Shares	Description	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 1.9%

110,000          Hellenic Telecommunications Organization SA*$2,696,480

Total Investments in Greek Common Stocks (cost $5,022,010)      5,623,334

INVESTMENTS IN IRISH COMMON STOCKS – 2.1%
COMMERCIAL BANKS – 2.1%

178,000          Anglo Irish Bank Corp PLC (Cost $2,488,406)2,923,970

INVESTMENTS IN UNITED KINGDOM COMMON STOCKS – 2.0%
DIVERSIFIED FINANCIAL SERVICES – 0.9%
100,000	Barclays PLC	1,259,302
INSURANCE – 1.1%
120,000	Prudential PLC	1,487,620

Total Investments in United Kingdom Common Stocks –    (cost $2,555,841)2,746,922

Total Investments in Common Stocks – (cost $110,081,585)            134,372,660

SECURITIES LENDING COLLATERAL – 3.6%

15,637,163    Daily Assets Fund Institutional, 5.31%†† (cost $5,057,055)5,057,055

Total Investments – 101% (cost $115,138,640)          139,429,715

Liabilities in excess of cash and other assets – (0.01)%         (849,797)

NET ASSETS–100.0%	$138,579,918

*	Non-income producing security.

†            All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2006 amounted to $4,845,893 which is 3.5% of the net assets.

††           Represents collateral held in connection with securities lending Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	European Equity Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	European Equity Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date: November 21, 2006